SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-64845)
UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No. 63		[X]
and

REGISTRATION STATEMENT (NO. 811-07443) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 65		[X]

VANGUARD WHITEHALL FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on January 29, 2016, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[x]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 62 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 64 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Whitehall Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 1, 2016, the pending effective date of the Trust’s 61st Post-Effective Amendment. By way of further background:

• Post-Effective Amendment No. 62 was filed under Rule 485(b)(1)(iii) on December 4, 2015, for the sole purpose of extending to January 1, 2016, the then-pending effective date of Post-Effective Amendment No. 61.

• Post-Effective Amendment No. 61 was filed under Rule 485(a) on September 22, 2015, for the purpose of adding Vanguard International Dividend Appreciation Index Fund and Vanguard International High Dividend Yield Index Fund, each a new series of the Trust, and which will be offered in an Investor Share Class, an Admiral Share Class and an ETF Share Class. Post-Effective Amendment 61 originally requested that the Amendment become effective December 7, 2015.

This Post-Effective Amendment No. 62 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 31st day of December, 2015.

VANGUARD WHITEHALL FUNDS
BY:___________/s/ F. William Mc Nabb III*_________

F. William McNabb III

Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chief Executive Officer,	December 31, 2015
President, and Trustee
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	December 31, 2015
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	December 31, 2015
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	December 31, 2015
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	December 31, 2015
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	December 31, 2015
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	December 31, 2015
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	December 31, 2015
Scott C. Malpass
/s/ André F. Perold*	Trustee	December 31, 2015
André F. Perold
/s/ Peter F. Volanakis*	Trustee	December 31, 2015
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	December 31, 2015
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated by Reference.